Significant Subsidiaries	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Significant Subsidiaries	SIGNIFICANT SUBSIDIARIES
The Company has the following significant subsidiaries, each owned 100% directly and indirectly, at December 31, 2023:

Subsidiary Name	Country of Formation
Crescent Point Resources Partnership	Canada
Crescent Point Holdings Ltd.	Canada
Hammerhead Resources ULC	Canada
Crescent Point Energy U.S. Corp.	United States of America